Subsequent Event (Details) - USD ($)	Oct. 06, 2014	Sep. 30, 2014
The 2024 Notes
Subsequent event
Principal amount		$ 800,000,000
Interest rate (as a percent)		5.875%
Subsequent Event [Member] | Notes
Subsequent event
Maximum duration within which the registration statement relating to the registered exchange offer is required to be declared effective	390 days
Minimum period that the exchange offer is required to be kept open after the date notice of the exchange offer is mailed to the holders of the Notes	30 days
Maximum duration within which the shelf registration statement relating to the resale of the Notes is required to be declared effective	60 days
Percentage of increase in annual interest rate when the debt is in default	0.25%
Additional percentage of increase in annual interest rate for each subsequent 90-day period during which the default continues	0.25%
Period during which additional percentage of increase in annual interest rate continues when the debt is in default	90 days
Maximum additional interest rate per year when the debt is in default	1.00%
Subsequent Event [Member] | The 2022 Notes
Subsequent event
Principal amount	$ 800,000,000
Interest rate (as a percent)	5.75%
Subsequent Event [Member] | The 2022 Notes | Redemption period one
Subsequent event
Redemption period, end date	Oct. 15, 2017
Percentage price of original principal amount of note, excluding required premium, at which note can be redeemed	100.00%
Percentage price of original principal amount of note at which note can be redeemed	105.75%
Subsequent Event [Member] | The 2022 Notes | Redemption period one | Maximum
Subsequent event
Percentage of principal amount that can be redeemed	35.00%
Subsequent Event [Member] | The 2024 Notes
Subsequent event
Principal amount	$ 800,000,000
Interest rate (as a percent)	5.875%
Subsequent Event [Member] | The 2024 Notes | Redemption period two
Subsequent event
Redemption period, end date	Jul. 15, 2024
Percentage price of original principal amount of note, excluding required premium, at which note can be redeemed	100.00%
Subsequent Event [Member] | The 2024 Notes | Redemption period three
Subsequent event
Redemption period, start date	Jul. 15, 2024
Percentage price of original principal amount of note at which note can be redeemed	100.00%